RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Related Party Transactions [Abstract]
Trade accounts receivable		$ 142		$ 142		$ 231
Trade accounts payable		87		87		73
Controlling shareholder loans	[1]	2,757		2,757		1,442
Revenues		142	$ 150	615	$ 313	604
Purchases, Selling, general and administrative expenses		72	89	238	459	469
Interest from Loans from controlling shareholder		$ 18		$ 64

[1]	See also Note 1(a)